S000080127 [Member] Average Annual Total Returns	12 Months Ended	19 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	3.14%	[1]
Performance Inception Date		May 25, 2023
ICE BofA U.S. Treasury Bill Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.29%	5.39%	[1]
Performance Inception Date		May 25, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	6.20%	[1]
Performance Inception Date		May 25, 2023
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	3.75%	[1]
Performance Inception Date		May 25, 2023
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	3.69%	[1]
Performance Inception Date		May 25, 2023

[1]	Since inception May 25, 2023.